Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
The BeeHive ETF
Shareholder Report [Line Items]
Fund Name	The Beehive ETF
Class Name	The Beehive ETF
Trading Symbol	BEEX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the The Beehive ETF (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.TheBeehiveETF.com. You can also request this information by contacting us at (855) 751-6999 or by contacting the Fund at The Beehive ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 751-6999
Additional Information Website	www.TheBeehiveETF.com
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Beehive ETF	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended 12/31/24, the fund returned 10.5%, net of fees, which compared to the S&P 500 Total Return Index at +25.0% and the S&P 500 Equal Weighted Index at +13.0%. The fund invests in a diversified group of companies with quality management, a proven track record, competitive advantages, sound financials and the opportunity for the growth. However, in 2024, this strategy was challenged by the market's narrow leadership, with 47% of the benchmark return driven by just five stocks, along with the significant influence of a small number of themes such as Artificial Intelligence (AI).

What Factors Influenced Performance?

The funds underweight in the AI/infrastructure theme, along with momentum and beta factors, were meaningful detractors from relative performance. At the sector level, underperformance was due to an underweight allocation to information technology and consumer discretionary--both which meaningfully outperformed the benchmark--as well as an overweight to materials, which underperformed. Partly offsetting that drag was an overweight allocation to communication services and financials, both of which outperformed, and an underweight to energy. Stock selection within communications services, information technology, and consumer also hurt the relative performance, particularly due to the incredibly strong performance of several mega-cap stocks which the fund does not own. Specifically, five unowned stocks--NVIDIA Corporation, Amazon.com, Meta Platforms, Broadcom, and Tesla--contributed 5.4%, 1.5%, 1.3%, 1.3%, and 0.9%, respectively, to the S&P 500 return during the period, accounting for a total of 10.4% or 42% of the index's total gain.

Positioning of the Fund

Top Contributors: • Alphabet Inc. • Oracle Corporation • Apple Inc. • JPMorgan Chase & Co. • Microsoft Corporation	Top Detractors: • Nestle S.A. • Adobe Inc. • Mondelez International • Elevance Health • Prologis, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Fund's) past performance is not a good predictor of how the fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended December 31, 2024	1 Year	5 Years	10 Years
The Beehive ETF - at NAV	10.45%	8.83%	7.86%
S&P 500 Index	25.63%	14.49%	13.07%
S&P 500 Equal Weight Index	12.97%	10.72%	10.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	You can obtain updated performance information at www.TheBeehiveETF.com or by calling (855) 751-6999.
Net Assets	$ 162,623,000
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 1,245,759 [1]
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of December 31, 2024)

Fund Size (Thousands)	$162,623
Number of Holdings	31
Total Advisory Fee Paid	$1,245,759*
Annual Portfolio Turnover	21%

*	The Predecessor Fund paid advisory fees of $1,184,800 to Cannell & Spears LLC, the former Adviser. The Fund paid advisory fees of $60,959 to Tidal Investments LLC, the Fund's Adviser.

Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2024)

Sector Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and assets in excess of other liabilities.

Largest Holdings [Text Block]

Top Ten Holdings	(% of net assets)
Microsoft Corp.	10.3
Apple, Inc.	7.5
Alphabet, Inc. - Class A	5.9
Chubb Ltd.	5.1
Thermo Fisher Scientific, Inc.	4.7
Intercontinental Exchange, Inc.	4.1
Fiserv, Inc.	4.0
Oracle Corp.	4.0
JPMorgan Chase & Co.	3.5
Aon PLC - Class A	3.5

Material Fund Change [Text Block]

How has the Fund changed?

In connection with the Reorganization, the Fund converted from a mutual fund to an ETF and assumed the assets and liabilities of the Predecessor Fund as of the close of business on December 13, 2024. All historical finanical information and other information relating to the Fund for periods prior to the closing of the Reorganization is that of the Predecessor Fund.

Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.

[1]	The Predecessor Fund paid advisory fees of $1,184,800 to Cannell & Spears LLC, the former Adviser. The Fund paid advisory fees of $60,959 to Tidal Investments LLC, the Fund's Adviser.